WARRANT DERIVATIVE LIABILITY	3 Months Ended
Mar. 31, 2021
Warrant Derivative Liability
WARRANT DERIVATIVE LIABILITY

7.WARRANT DERIVATIVE LIABILITY

During the quarter, 8,000,000 derivative warrants were exercised at $1.00 and 1,377,279 derivative warrants expired with an exercise price of between CDN $15.00 and CDN $36.00.

	Warrant derivative units outstanding	Fair value derivative warrant liability
Balance at January 1, 2021	28,969,670	$36,317
Exercised	(8,000,000)	(15,722)
Items that were classified to net loss:
Expired	(1,377,278)	(120)
Foreign exchange adjustment	-	43
Fair value adjustment	-	3,131
Loss on change in fair value of derivative warrants	-	3,054
Warrant derivative liability as at March 31, 2021	19,592,392	$23,649

The fair value of the warrants exercised were measured based on the Black-Scholes option pricing model. Expected volatility was estimated by considering historic average share price volatility. The weighted average inputs in the original currency of the warrants exercised used in the measurement of fair values of the warrants at the date of exercise for the quarter ended March 31, 2021 is as follows:

Warrant derivative exercises	From January 12 to January 20, 2021
Exercise price	$1.00
Expected warrant life	3.0 years
Risk free interest rate	0.37%
Expected volatility	151.29%
Expected dividends	Nil